STOCKHOLDERS EQUITY (Details Narrative) - USD ($)							1 Months Ended					3 Months Ended	9 Months Ended	12 Months Ended			84 Months Ended
	Jun. 09, 2022	Jul. 06, 2021	Jun. 10, 2021	Jan. 15, 2021	Dec. 11, 2018	Mar. 13, 2014	Jun. 10, 2021	Jun. 13, 2019	Jun. 16, 2016	Sep. 15, 2015	Sep. 15, 2015	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 13, 2021	Jun. 30, 2023	Sep. 30, 2022	Jun. 30, 2022	May 22, 2022
Common Stock, Shares Authorized												400,000,000	400,000,000	400,000,000	400,000,000
Common Stock, Par Value												$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Outstanding												23,862,434	23,862,434	2,291,809	1,260,346
Warrants outstanding ending												1,722,240	1,722,240	1,576,240	1,046,438			1,722,240	31,524,794	31,524,794
Common Stock, Shares Issued														2,291,809	1,260,346
Conversion Of Preferred Stock Into Common Stock, Maximum Ownership Limit, Percentage														4.99%
Risk-free interest rate													2.23%
Volatility Factor Rate													105.69%
Common Stock, Shares Issued												23,862,434	23,862,434	2,291,809	1,260,346
Warrants, Exercise Price												$ 15.87	$ 15.87	$ 17.13	$ 29.04				$ 0.0001	$ 0.86
2022 Stock Incentive Plan
Number Of Shares Of Common Stock Authorized For Issuance	55,000
Number of shares rolled over												51,487	51,487
Number of shares remaining												28,488	28,488
Aggregate issuance shares												79,975	79,975
2022 Plan Stock Options
Exercise price														2.22
Expenses												$ 16,089	$ 68,586
Unrecognized Compensation Costs												91,779	$ 91,779
Weighted average remaining vesting period													1 year 8 months 8 days
2016 Plan Stock Options
Exercise price														$ 2.22
Unrecognized Compensation Costs												8,805	$ 8,805	$ 214,175
Weighted average remaining vesting period													3 months 7 days	19 hours
Stock Options Granted, Vesting Period													Stock options granted generally vest over three to four years.	Stock options granted generally vest over three to four years.
Compensation Expense												7,840	$ 23,574	$ 223,277	$ 391,801
Weighted average fair value														$ 12.40	$ 30.60
First Inducement Stock Options
Stock Option Award Granted		5,000											5,000	5,000
Stock Options Description													The options had a 10-year term and an exercise price of $39.40 per share, the July 6, 2021 closing price of our common stock.	The option award was to vest as follows: 50% upon initiation of a Phase 3 trial for levosimendan by June 30, 2022; and 50% upon initiation of a Phase 3 trial for imatinib by June 30, 2022. The options had a 10-year term and an exercise price of $39.40 per share, the July 6, 2021 closing price of our common stock.
Estimated Fair Value Of The Inducement Stock Option Award Granted														$ 178,291
Risk-free interest rate													1.37%	1.37%
Dividend Yield													0.00%	0.00%
Volatility Factor Rate													103.50%	103.50%
Expected Life													10 years	10 days
Stock Options Exercise Term														10 years
Stock Options Exercise Price														$ 39.40
Second Inducement Stock Options
Stock Option Award Granted		12,500											12,500	12,500
Stock Options Description													The option award will vest as follows: 25% on the one-year anniversary of the CEO’s employment start date and an additional 25% on each of the following three anniversaries of the CEO’s employment start date, subject to continued employment. The options have a 10-year term and an exercise price of $39.40 per share, the July 6, 2021 closing price of our common stock.	The option award will vest as follows: 25% on the one-year anniversary of the CEO’s employment start date and an additional 25% on each of the following three anniversaries of the CEO’s employment start date, subject to continued employment. The options have a 10-year term and an exercise price of $39.40 per share, the July 6, 2021 closing price of our common stock.
Estimated Fair Value Of The Inducement Stock Option Award Granted														$ 403,180
Risk-free interest rate													1.13%	1.13%
Dividend Yield													0.00%	0.00%
Volatility Factor Rate													99.36%	99.36%
Expected Life													7 years	7 days
Stock Options Exercise Term														10 years
Stock Options Exercise Price														$ 39.40
Inducement Stock Options
Unrecognized Compensation Costs												371,384	$ 371,384	$ 440,682
Compensation Expense												$ 13,083	$ 61,678	$ 142,037
Inducement Stock Options | Cheif Medical Officer
Stock Option Award Granted				12,500										12,500
Stock Options Description														The option award will vest as follows: 25% upon initiation of a Phase 3 trial; 25% upon database lock; 25% upon acceptance for review of an investigational NDA; and 25% upon approval. The options have a 10-year term and an exercise price of $35.60 per share, the January 15, 2021 closing price of our common stock.
Estimated Fair Value Of The Inducement Stock Option Award Granted														$ 402,789
Risk-free interest rate														11.00%
Dividend Yield														0.00%
Volatility Factor Rate														103.94%
Expected Life														10 days
Stock Options Exercise Term														10 years
Stock Options Exercise Price														$ 35.60
Inducement Stock Options | Chief Medical Officer [Member]
Stock Option Award Granted													12,500
Stock Options Description													This employment inducement stock option was awarded in accordance with the employment inducement award exemption provided by Nasdaq Listing Rule 5635(c)(4) and was therefore not awarded under the Company’s stockholder approved equity plan. The option award will vest as follows: 25% upon initiation of a Phase 3 trial; 25% upon database lock; 25% upon acceptance for review of an investigational NDA; and 25% upon approval. The options have a 10-year term and an exercise price of $35.60 per share, the January 15, 2021 closing price of our common stock
Risk-free interest rate													11.00%
Dividend Yield													0.00%
Volatility Factor Rate													103.94%
Expected Life													10 years
1999 Amended Stock Plan
Number Of Shares Of Common Stock Authorized For Issuance						10,000				12,500	12,500						10,000
Number Of Shares Previously Authorized For Issuance						750				10,000	10,000						750
Compensation Expense														$ 0	$ 1,290
Stock options granted fair market value percentage														85.00%
Unvested shares underlying outstanding stock awards														152,500
Outstanding stock awards														218,706
General and administrative compensation expense														$ 187,000
2016 Stock Incentive Plan
Number Of Shares Of Common Stock Authorized For Issuance			37,500				75,000	37,500	7,500
Number Of Shares Previously Authorized For Issuance								37,500	7,500
Series A Stock Plan
Underwritten offering					259,068
Exercise price					$ 38.60
Pre-funded Warrants, Fair Value					$ 9,000,000.0
Estimated fair value					1,800,016
Prefered Stock ,Shares Outstanding												210	210
Preferred Stock, Par Value												$ 0.0001	$ 0.0001
July 2021 Warrants
Exercise price														$ 39.40
Warrant To Purchase Of Unregistered Common Stock														238,664
Warrant To Purchase Of Unregistered Common Stock, Value														$ 4,500,000
May 2022 Warrants
Exercise price												$ 12.60	$ 12.60	$ 12.60
Warrant To Purchase Of Unregistered Common Stock													529,802	529,802
Warrant To Purchase Of Unregistered Common Stock, Value													$ 3,800,000	$ 3,800,000
July 2020 Warrants
Exercise price														$ 18.06
Warrant To Purchase Of Unregistered Common Stock														389,181
Warrant To Purchase Of Unregistered Common Stock, Value														$ 3,500,000
Pre-Funded Warrants
Warrants outstanding ending														0	501,664
Pre-Funded Warrants | December 2018 Offering
Stock issued during period, shares															14,110
Stock issued during period, value															$ 545,000
March 2020 Warrants
Exercise price														$ 20.80
Warrant To Purchase Of Unregistered Common Stock														118,016
Warrant To Purchase Of Unregistered Common Stock, Value														$ 1,100,000
Warrants Issued for Services
Warrant to purchase of common stock														17,890
Warrant to purchase of common stock exercise price														$ 49.20
Estimated fair value														$ 558,472
May 2022 Offering | Pre-Funded Warrants
Pre-funded Warrants, Fair Value												$ 4,200,000	$ 4,200,000
Stock issued during period, shares													529,802	529,802
Purchase Price Per Unit												$ 15.50	$ 15.50
Number Of Securities Called By Warrants												1,059,603	1,059,603
Proceeds From Issuance Of Private Placement													$ 7,900,000
Warrants, Fair Value												$ 3,800,000	$ 3,800,000
Warrants outstanding ending																				1,722,240
Stock issued during period, value														$ 1,060
July 2021 Offering
Pre-funded Warrants, Fair Value		$ 550,000
Purchase Price Per Unit		$ 41.90
Number Of Securities Called By Warrants		477,327
Proceeds From Issuance Of Private Placement														$ 9,200,000
Warrants, Fair Value		$ 450,000
Stock Units Issued		238,664
July 2021 Offering | Pre-Funded Warrants
Stock issued during period, shares														238,664
Stock issued during period, value														$ 477
July 2020 and March 2020 Offerings | Pre-Funded Warrants
Stock issued during period, shares															25,969
July 2020 Offering | Pre-Funded Warrants
Stock issued during period, shares														263,000
Stock issued during period, value														$ 526
Febuary 2023 Offering
Warrant To Purchase Of Unregistered Common Stock													6,959,444
Common stock shares													1,707,222
Warrnat purchase													17,333,332
Offering Price													$ 1.80
Common stock warrant													$ 1.799
Gross proceeds form warrant													$ 15,600,000
Agent fees and direct offering expenses													13,700,000
fair value allocated													5,000,000.0
Pre-funded warrants													1,200,000
Warrant													$ 9,400,000
Febuary 2023
Warrnat purchase													17,333,332
Offering Price													$ 2.25
Warrant													$ 10,600,000
Series A Preferred Stock
Prefered Stock ,Shares Outstanding												210	210	210	210
Preferred Stock, Par Value					$ 0.0001							$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Conversion Of Preferred Stock Into Common Stock, Maximum Ownership Limit, Percentage														9.99%
Stock Units Issued					5,181,346
Proceeds From Issuance Of Common Stock And Pre-funded Warrants, Net Of Issuance Costs					$ 9,000,000.0
Preferred Stock Dividend																$ 1,800,016
Preferred Stock, Convertible, Conversion Price														$ 1.93
Preferred Stock, Shares Issued												210	210	5,181,346	5,181,346
Series A Preferred Stock | Five-Year Warrant
Warrants, Exercise Price					$ 1.93
Warrants One | May 2022 Offering
Pre-funded Warrants, Fair Value														$ 4,200,000
Purchase Price Per Unit														$ 0.155
Number Of Securities Called By Warrants														1,059,603
Proceeds From Issuance Of Private Placement														$ 7,900,000
Warrants, Fair Value														$ 380,000
Stock Units Issued																					529,802
Series B Preferred Stock
Preferred Stock, Shares Issued				10,232
Preferred Stock, Convertible, Terms														(i) 881.5 shares of common stock and (ii) the right to receive up to 118.5 Holdback Shares, where were delivered 24 months after the date of issuance of the Series B Stock and were subject to reduction for indemnification claims
Stock Convertible Into An Aggregate Shares Of Common Stock				$ 10,232,000